Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel floating_storage_unit lease	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 624,480	$ 597,831	$ 591,103
Operating Costs and Expenses	192,149	124,626	116,396
Time-charter hire expenses	9,396	23,487	23,564
General and administrative expenses	25,470	41,040	26,904
Restructuring charges (notes 12a and 18)	(2,651)	(3,223)	0
Equity income (note 7)	$ 118,432	$ 115,399	72,233
Number of vessels | lease	9
Proceeds from Contributed Capital	$ 6,000
Limited Liability Company
Related Party Transaction [Line Items]
Proceeds from Contributed Capital	$ 129,300
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | lease	9	9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel	4
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)	21 years			21 years
Number of vessels | floating_storage_unit	1
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues	$ 114,592	$ 40,225	37,481
Operating Costs and Expenses	181	7,011	6,505
Time-charter hire expenses	9,396	23,487	23,564
General and administrative expenses	92	27,098	15,779
Restructuring charges (notes 12a and 18)	(2,651)	(3,223)	0
Equity income (note 7)	2,417	2,417	2,424
Advances to affiliates | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income (note 7)	$ 2,400	2,400	2,400
Advances to affiliates | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 74,700
Advances to affiliates | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	10,900	10,100	8,700
Advances to affiliates | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 29,000	$ 30,100	$ 28,800